Schedule of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares		9 Months Ended	12 Months Ended
	Jan. 01, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested beginning balance		2,326	2,162	1,179
Unvested weighted average grant fair value, beginning balance		$ 21.78	$ 175.56	$ 1,068.32
Restricted stock unit, granted	73,440	73,440	7,840	2,103
Weighted average grant fair value, granted		$ 1.76	$ 21.47	$ 155.54
Restricted stock unit, Vested		(2,326)	(2,162)	(1,096)
Weighted average grant fair value, Vested		$ 21.78	$ 12.55	$ 1,091.20
Unvested ending balance		73,440	2,326	2,162
Unvested weighted average grant fair value, ending balance		$ 1.76	$ 21.78	$ 175.56
Restricted stock unit, Forfeited			(5,514)	(24)
Weighted average grant fair value, Forfeited			$ 21.34	$ 1,118.04